UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05227

Name of Fund: BlackRock Apex Municipal Fund, Inc. (APX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Apex Municipal Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.6%	County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/10	$475	$450,884
	Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	1,255	534,743

			985,627

Alaska - 1.0%	Alaska Industrial Development & Export Authority, RB, Williams Lynxs Alaska Cargoport, AMT, 8.00%, 5/01/23	2,000	1,669,620

Arizona - 4.2%	Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.63%, 7/01/20	1,100	829,664
	Maricopa County IDA, Arizona, RB, Sun King Apartments Project, Series A, 6.00%, 11/01/10	15	14,871
	Maricopa County IDA, Arizona, RB, Sun King Apartments Project, Series A, 6.75%, 5/01/31	1,020	786,971
	Phoenix IDA, Arizona, RB, Refunding, America West Airlines Inc., AMT, 6.30%, 4/01/23	2,950	1,769,971
	Pima County IDA, RB, Arizona Charter School Project, Series E, 7.25%, 7/01/31	960	760,426
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	1,950	1,534,455
	University Medical Center Corp., Arizona, RB, 6.25%, 7/01/29	540	540,356
	Yavapai County IDA, Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	500	464,680

			6,701,394

California - 2.1%	City of Fontana California, Special Tax, Community Facilities District No. 22 Sierra, Series H, 6.00%, 9/01/34	1,000	758,000
	City of San Jose California, RB, Series A (AMBAC), AMT, 5.50%, 3/01/32	1,470	1,324,352
	Southern California Public Power Authority, RB, Project No. 1, Series A, 5.00%, 11/01/29	1,435	1,216,392

			3,298,744

Colorado - 4.0%	Colorado Health Facilities Authority, RB, Christian Living Community Project, Series A, 5.75%, 1/01/26	450	371,884
	Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.30%, 9/01/22	2,800	2,492,588
	North Range Metropolitan District No. 1, Colorado, GO, 7.25%, 12/15/11 (c)	1,235	1,392,327
	Plaza Metropolitan District No. 1, Colorado, TAN, Public Improvement Fee, Tax Increment, 8.00%, 12/01/25	2,000	1,741,260
	Plaza Metropolitan District No. 1, Colorado, TAN, Sub Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	500	391,930

			6,389,989

Portfolio Abbreviations

The simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance
(National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Connecticut - 1.8%	Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	$490	$492,989
	Mashantucket Western Pequot Tribe, RB, Sub-Series A, 5.50%, 9/01/36	615	296,282
	Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	1,785	1,198,360
	Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 5.25%, 1/01/33	1,500	886,980

			2,874,611

Florida - 10.0%	Capital Region Community Development District, Florida, Special Assessment, Capital Improvement, Series A, 7.00%, 5/01/39	645	469,863
	Halifax Hospital Medical Center, RB, Refunding & Improvement, Series A, 5.00%, 6/01/38	840	656,015
	Hillsborough County IDA, RB, National Gypsum, Series A, AMT, 7.13%, 4/01/30	2,500	1,401,675
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%, 4/01/30	1,060	594,310
	Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	900	537,237
	Jacksonville Economic Development Commission, Refunding RB, Florida Proton Therapy Institute, Series A, 6.00%, 9/01/17	915	820,060
	Lakewood Ranch Community Development District 5, Florida, Special Assessment, Series A, 6.70%, 5/01/11 (c)	725	791,308
	Lee County IDA, Florida, RB, Series A Lee Charter Foundation, 5.38%, 6/15/37	1,810	1,053,691
	Midtown Miami Community Development District, Special Assessment, Series A, 6.00%, 5/01/24	1,430	1,065,279
	Midtown Miami Community Development District, Special Assessment, Series A, 6.25%, 5/01/37	1,350	905,175
	Orlando Urban Community Development District, Florida, Special Assessment, Capital Improvement, Series A, 6.95%, 5/01/11 (c)	1,405	1,539,641
	Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	2,140	1,155,322
	Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project, 5.50%, 1/01/27	590	440,960
	Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project, 5.50%, 1/01/32	550	387,134
	Sumter Landing Community Development District, Florida, RB, Sub-Series B, 5.70%, 10/01/38	1,645	1,054,050
	Tampa Palms Open Space & Transportation Community Development District, RB, Capital Improvement, Richmond Place Project, 7.50%, 5/01/18	2,075	1,995,133
	Tolomato Community Development District, Special Assessment, Special Assessment, 6.65%, 5/01/40	1,850	1,260,720

			16,127,573

Georgia - 2.2%	City of Atlanta Georgia, TAN, Princeton Lakes Project, 5.50%, 1/01/31	395	300,117
	County of Clayton Georgia, TAN, Ellenwood Project, 7.50%, 7/01/33	1,640	1,404,004
	Gainesville & Hall County Development Authority, RB, ACTS Retirement, Life Community, Series A-2, 6.63%, 11/15/39	645	649,934
	Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	1,680	1,208,256

			3,562,311

Guam - 3.3%	Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	1,600	1,404,912
	Territory of Guam, GO, Series A, 5.75%, 11/15/14	200	198,598
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	250	245,150

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Territory of Guam, GO, Series A, 6.75%, 11/15/29	$440	$439,842
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	455	453,230
	Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	1,000	974,520
	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	1,540	1,509,677

			5,225,929

Illinois - 4.0%	City of Chicago Illinois, Refunding RB, American Airlines, 5.50%, 12/01/30	2,860	1,059,058
	Illinois Finance Authority, RB, Clare at Water Tower Project, Series A, 6.13%, 5/15/38	2,050	1,029,243
	Illinois Finance Authority, RB, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/37	430	306,960
	Illinois Finance Authority, RB, Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	575	325,467
	Illinois Finance Authority, RB, Primary Health Care Centers Program, 6.60%, 7/01/24	490	382,509
	Illinois Finance Authority, RB, Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	2,000	2,131,400
	Lincolnshire Special Service Area No. 1, Illinois, Special Tax, Sedgebrook Project, 6.25%, 3/01/34	755	507,964
	Village of Wheeling Illinois, TAN, North Milwaukee, Lake-Cook TIF Project, 6.00%, 1/01/25	760	608,327

			6,350,928

Indiana - 1.8%	Indiana Health & Educational Facilities Financing Authority, RB, Community Foundation Northwest Indiana, 5.50%, 3/01/37	1,770	1,532,094
	Vanderburgh County Redevelopment Commission, Indiana, TAN, 5.25%, 2/01/31	820	733,523
	Vigo County Hospital Authority, Indiana, RB, Union Hospital Inc., 5.70%, 9/01/37	440	315,084
	Vigo County Hospital Authority, Indiana, RB, Union Hospital Inc., 5.75%, 9/01/42	545	385,222

			2,965,923

Louisiana - 2.0%	Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,000	1,663,560
	Parish of Saint John Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,800	1,538,460

			3,202,020

Maryland - 1.0%	Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.50%, 7/01/38	410	204,475
	Maryland State Energy Financing Administration Industrial Development, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,500	1,345,665

			1,550,140

Massachusetts - 2.8%	Massachusetts Development Finance Agency, RB, Eastern Nazarene College, 5.63%, 4/01/19	1,245	1,059,607
	Massachusetts Development Finance Agency, RB, First Mortgage, Overlook Community, Series A, 6.25%, 7/01/34	1,845	1,329,913
	Massachusetts Health & Educational Facilities Authority, RB, Bay Cove Human Services Issue, Series A, 5.90%, 4/01/28	820	839,926
	Massachusetts Health & Educational Facilities Authority, RB, Jordan Hospital, Series E, 6.75%, 10/01/33	850	655,231

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Massachusetts Health & Educational Facilities Authority, RB, Milton Hospital, Series C, 5.50%, 7/01/16	$500	$414,670
	Massachusetts Industrial Finance Agency, RB, Sewer Facility, Resource Control Composting, AMT, 9.25%, 6/01/10	200	202,044

			4,501,391

Michigan - 2.6%	Advanced Technology Academy, RB, 6.00%, 11/01/37	625	443,981
	Monroe County Hospital Finance Authority, RB, Refunding, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,260	891,878
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	2,575	2,904,780

			4,240,639

Missouri - 0.4%	Kansas City IDA, Missouri, RB, First Mortgage, Bishop Spencer, Series A, 6.50%, 1/01/35	1,000	730,950

Nevada - 0.7%	Clark County Improvement District, Nevada, Special Assessment, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	390	306,037
	County of Clark Nevada, RB, Nevada Power Co. Project, Series A, AMT, 5.60%, 10/01/30	955	797,387

			1,103,424

New Hampshire - 0.4%	New Hampshire Health & Education Facilities Authority, RB, Catholic Medical Center, 5.00%, 7/01/36	835	609,291

New Jersey - 10.3%	Camden County Pollution Control Financing Authority, RB, Series A, AMT, 7.50%, 12/01/10	6,000	5,986,380
	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	2,170	1,855,827
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	3,050	2,801,242
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	1,000	684,900
	New Jersey EDA, Refunding RB, Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,500	1,452,735
	New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 7.13%, 12/01/23	670	709,979
	New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 7.50%, 12/01/32	1,065	1,125,503
	New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	1,870	47,872
	New Jersey Health Care Facilities Financing Authority, RB, Saint Joseph’s Healthcare System, 6.63%, 7/01/38	1,680	1,409,570
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	2,760	475,603

			16,549,611

New Mexico - 3.1%	Farmington New Mexico, RB, Tucson Electric Power Co. San Juan, Series A, 6.95%, 10/01/20	5,000	5,000,700

New York - 4.9%	Dutchess County Industrial Development Agency, New York, RB, Saint Francis Hospital, Series B, 7.50%, 3/01/29	1,000	933,140
	Metropolitan Transportation Authority, RB, Series 2008-C, 6.50%, 11/15/28	2,000	2,215,860
	New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 8.00%, 8/01/28	720	573,588
	New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,730	1,333,415
	New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	350	358,099

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/24	$830	$661,950
	New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (a)(b)	630	630
	New York State Dormitory Authority, RB, NYU Hospitals Center, Series A, 5.00%, 7/01/20	2,040	1,804,747

			7,881,429

North Carolina - 1.7%	North Carolina Medical Care Commission, RB, First Mortgage, Deerfield, Series A, 6.13%, 11/01/38	3,230	2,756,385

Ohio - 3.0%	Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 5.13%, 6/01/24	3,740	3,068,857
	Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	2,685	1,707,687

			4,776,544

Pennsylvania - 7.1%	Bucks County IDA, RB, Ann’s Choice Inc. Facilities, Series A, 6.13%, 1/01/25	1,160	947,036
	Chester County Health & Education Facilities Authority, RB, Jenners Pond Inc. Project, 7.63%, 7/01/12 (c)	1,750	2,101,995
	Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.25%, 7/01/26	475	443,527
	Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	410	366,733
	Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.25%, 2/01/35	1,700	1,108,859
	Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series B, AMT, 6.75%, 12/01/36	1,405	1,304,205
	Philadelphia Authority for Industrial Development, RB, Commercial Development, Remarketed, AMT, 7.75%, 12/01/17	4,460	3,844,163
	Philadelphia Authority for Industrial Development, RB, Air Cargo, Series A, AMT, 7.50%, 1/01/25	1,600	1,350,320

			11,466,838

Puerto Rico - 0.7%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	1,000	1,047,150

Rhode Island - 0.8%	Central Falls Detention Facility Corp., Rhode Island, Refunding RB, 7.25%, 7/15/35	1,750	1,216,600

South Carolina - 2.7%	Connector 2000 Association Inc., RB, CAB, Senior, Series B, 8.88%, 1/01/14 (d)	1,075	604,956
	South Carolina State Housing Finance & Development Authority, RB, Series A-2 (AMBAC), AMT, 5.15%, 7/01/37	4,000	3,704,720

			4,309,676

Tennessee - 1.0%	Shelby County, Health, Educational & Housing Facilities Board, RB, Germantown Village, Series A, 7.25%, 12/01/34	1,800	1,512,900
	Shelby County, Health, Educational & Housing Facilities Board, RB, Village at Germantown, 6.25%, 12/01/34	245	179,475

			1,692,375

Texas - 6.1%	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	1,475	1,143,464
	Brazos River Authority, Refunding RB, Texas Utility Co., Series A, Remarketed, AMT, 7.70%, 4/01/33	2,530	1,189,125

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	City of Houston Texas, RB, Special Facilities, Continental, Series E, AMT, 6.75%, 7/01/21	$1,865	$1,460,631
	Danbury Higher Education Authority Inc, RB, AW Brown Fellowship Charter, Series A (ACA), 5.13%, 8/15/36	1,000	705,460
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,110	1,198,878
	Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light Co. Project, Series A, Remarketed, 6.30%, 11/01/29	850	881,705
	North Texas Tollway Authority, Refunding RB, Toll 2nd Tier, Series F,6.13%, 1/01/31	1,650	1,662,491
	Texas State Public Finance Authority, RB, Kipp Inc. Education, Series A (ACA), 5.00%, 2/15/28	2,250	1,589,738

			9,831,492

U.S. Virgin Islands - 1.3%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,100	2,075,892

Utah - 1.4%	County of Carbon Utah, Refunding RB, Laidlaw Environmental, Series A, AMT, 7.45%, 7/01/17	2,240	2,241,994

Virginia - 1.5%	Dulles Town Center Community Development Authority, Virginia, Special Assessment, Dulles Town Center Project, 6.25%, 3/01/26	2,385	1,748,634
	Tobacco Settlement Financing Corp., Virginia, RB, Senior, Series B-1, 5.00%, 6/01/47	1,250	679,113

			2,427,747

West Virginia - 0.5%	City of Princeton West Virginia, Refunding RB, Princeton Community Hospital, 6.20%, 5/01/13	795	752,706

Wisconsin - 0.7%	Wisconsin Health & Educational Facilities Authority, RB, New Castle Place Project, Series A, 7.00%, 12/01/31	1,320	1,112,800

Wyoming - 1.9%	County of Sweetwater Wyoming, Refunding RB, FMC Corp. Project, AMT, 5.60%, 12/01/35	2,500	2,020,450
	Wyoming Municipal Power Agency, Wyoming, RB, Series A, 5.38%, 1/01/42	1,000	973,760

			2,994,210

	Total Municipal Bonds - 93.6%		150,224,653

	Municipal Bonds Transferred to Tender Option Bond Trusts (e)

District of Columbia - 1.8%	District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	2,730	2,954,060

Florida - 3.4%	County of Miami-Dade, Florida, Refunding RB, Miami International Airport, Series A (AGC), AMT, 5.25%, 10/01/33	6,130	5,432,896

Virginia - 3.6%	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	5,710	5,732,897

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 8.8%		14,119,853

	Total Long-Term Investments (Cost - $188,289,461) - 102.4%		164,344,506

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Short-Term Securities	Par (000)	Value

Mississippi - 0.4%	Mississippi Business Finance Corp., RB, Waste Management Inc. Project, AMT, VRDN, 6.88%, 3/01/10 (f)	$1,000	$1,015,610

		Shares

Money Market Fund - 0.6%	FFI Institutional Tax-Exempt Fund, 0.55% (g)(h)	600,000	600,000

	Total Short-Term Securities (Cost - $1,600,000) - 1.0%		1,615,610

	Total Investments (Cost - $189,889,461*) - 103.4%		165,960,116
	Other Assets Less Liabilities - 1.1%		1,855,130
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (4.5)%		(7,293,621)

	Net Assets - 100.0%		$160,521,625

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$182,737,626

Gross unrealized appreciation	$4,747,569
Gross unrealized depreciation	(28,810,525)

Net unrealized depreciation	$(24,062,956)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero coupon bond. Rate shown is as of report date.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	499,994	$749

(h)	Represents the current yield as of report date.

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$600,000
Level 2 -
Long-Term Investments[1]	164,344,506
Short-Term Securities	1,015,610

Total Level 2	165,360,116
Level 3	—

Total	$165,960,116

1 See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Apex Municipal Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Apex Municipal Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Apex Municipal Fund, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Apex Municipal Fund, Inc.

Date: September 22, 2009